LOANS RECEIVABLE, NET, Summary of Delinquency Status of Loans Receivable by Year of Origination (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Delinquency Status, by Year of Origination [Abstract]
Total	$ 1,627,594	$ 443,570
Commercial [Member]
Delinquency Status, by Year of Origination [Abstract]
2021/2020	18,771	131,581
2020/2019	68,249	23,859
2019/2018	12,451	12,983
2018/2017	4,511	12,013
2017/2016	2,203	2,712
Prior	1,172	562
Total	107,357	183,710
Commercial [Member] | Current [Member]
Delinquency Status, by Year of Origination [Abstract]
2021/2020	18,642	121,586
2020/2019	66,088	22,746
2019/2018	10,332	11,949
2018/2017	3,744	11,354
2017/2016	1,985	2,554
Prior	1,127	361
Total	101,918	170,550
Commercial [Member] | 1 to 30 Days [Member]
Delinquency Status, by Year of Origination [Abstract]
2021/2020	11	4,188
2020/2019	143	358
2019/2018	277	243
2018/2017	102	263
2017/2016	96	11
Prior	0	1
Total	629	5,064
Commercial [Member] | 31 to 60 Days [Member]
Delinquency Status, by Year of Origination [Abstract]
2021/2020	36	2,420
2020/2019	1,187	399
2019/2018	2	112
2018/2017	0	77
2017/2016	73	39
Prior	0	2
Total	1,298	3,049
Commercial [Member] | 61 to 90 Days [Member]
Delinquency Status, by Year of Origination [Abstract]
2021/2020	11	1,363
2020/2019	215	0
2019/2018	155	250
2018/2017	38	175
2017/2016	11	12
Prior	0	0
Total	430	1,800
Commercial [Member] | More Than 90 Days [Member]
Delinquency Status, by Year of Origination [Abstract]
2021/2020	71	2,024
2020/2019	616	356
2019/2018	1,685	429
2018/2017	627	144
2017/2016	38	96
Prior	45	198
Total	3,082	3,247
Consumer [Member]
Delinquency Status, by Year of Origination [Abstract]
2021/2020	1,500,063	213,964
2020/2019	2,810	18,936
2019/2018	8,022	15,926
2018/2017	6,328	8,574
2017/2016	2,745	2,233
Prior	269	227
Total	1,520,237	259,860
Consumer [Member] | Current [Member]
Delinquency Status, by Year of Origination [Abstract]
2021/2020	1,414,709	208,380
2020/2019	1,091	16,812
2019/2018	6,501	12,792
2018/2017	4,551	7,554
2017/2016	2,098	1,883
Prior	96	60
Total	1,429,046	247,481
Consumer [Member] | 1 to 30 Days [Member]
Delinquency Status, by Year of Origination [Abstract]
2021/2020	28,758	2,609
2020/2019	418	638
2019/2018	263	896
2018/2017	265	140
2017/2016	76	62
Prior	32	0
Total	29,812	4,345
Consumer [Member] | 31 to 60 Days [Member]
Delinquency Status, by Year of Origination [Abstract]
2021/2020	17,632	986
2020/2019	105	1,019
2019/2018	1,017	1,890
2018/2017	1,290	759
2017/2016	475	179
Prior	85	0
Total	20,604	4,833
Consumer [Member] | 61 to 90 Days [Member]
Delinquency Status, by Year of Origination [Abstract]
2021/2020	11,956	901
2020/2019	38	206
2019/2018	183	237
2018/2017	100	74
2017/2016	8	40
Prior	1	0
Total	12,286	1,458
Consumer [Member] | More Than 90 Days [Member]
Delinquency Status, by Year of Origination [Abstract]
2021/2020	27,008	1,088
2020/2019	1,158	261
2019/2018	58	111
2018/2017	122	47
2017/2016	88	69
Prior	55	167
Total	$ 28,489	$ 1,743